Commitment and Contingencies - Commitments and Maturity of Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Delivery installments for jack-up drilling rigs	$ 319.8	$ 319.8
Less than 1 year	319.8
1-2 years	0.0
2-3 years	0.0
Thereafter	$ 0.0